Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (Orko Silver Corporation [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
1 Months Ended
Apr. 16, 2013
Orko Silver Corporation [Member]
Business Combination, Consideration Transferred [Abstract]
Common shares issued for acquisition	11,572,918
Common shares issued, price per share	$ 14.98
Number of warrants issued	1,588,768
Warrants, price per warrant	$ 3.64